Material accounting policy information (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Minimum
Material accounting policy information
Estimated useful lives	10 years
Buildings | Maximum
Material accounting policy information
Estimated useful lives	45 years
Plant and equipment | Minimum
Material accounting policy information
Estimated useful lives	3 years
Plant and equipment | Maximum
Material accounting policy information
Estimated useful lives	30 years
ROU asset | Minimum
Material accounting policy information
Estimated useful lives	2 years
ROU asset | Maximum
Material accounting policy information
Estimated useful lives	30 years